Consolidation and Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2013
Notes To Financial Statements [Abstract]
Earnings Per Common Share

(dollars and units in thousands, except per unit amounts)	Three months ended March 31,
	2013	2012
Units Outstanding
Weighted average common units - basic and diluted	41,514	39,133

Calculation of Earnings per Unit - basic and diluted
Income from continuing operations	$19,718	$12,625
Income from continuing operations attributable to noncontrolling interests	(159)	(83)
Income from continuing operations available for common unitholders, adjusted	$19,559	$12,542

Income from discontinued operations	$—	$9,859
Income from discontinued operations attributable to noncontrolling interests	—	(65)
Income from discontinued operations available for common unitholders, adjusted	$—	$9,794

Earnings per unit - basic and diluted:
Income from continuing operations available for common unitholders	$0.47	$0.32
Income from discontinued operations available for common unitholders	—	0.25
Net income available for common unitholders	$0.47	$0.57